LEASES - Schedule of Lease Cost and Other Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 133	$ 89	$ 515
Operating cash flows from operating leases	126		318
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0		$ 150
Weighted-average remaining lease term - operating leases (months)	17 years 10 months 24 days		20 years 4 months 24 days
Weighted-average discount rate - operating leases	5.67%		6.00%